Other Current Assets	12 Months Ended
Mar. 31, 2021
Other Current Assets [Abstract]
Other Current Assets
24)	OTHER CURRENT ASSETS

	As at March 31
Particulars	2020	2021
Advance to suppliers	49,565	47,530
Prepaid expenses	3,063	2,988
Other assets	800	551
Total	53,428	51,069